SCHEDULE OF LEVEL 3 FINANCIAL LIABILITIES (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Debt Disclosure [Abstract]
Begining balance	$ 1,802
Begining balance	435
Begining balance	326
Begining balance	$ 2,563